CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Net earnings (loss)	$ 58.8	$ (398.0)
Movement in marketable securities fair value reserve
Net unrealized change in fair value of marketable securities	4.9	0.5
Reduction in value of marketable securities	(4.9)	(0.5)
Tax impact	(0.3)	0.1
Other comprehensive income (loss), net of income tax	(0.3)	0.1
Movement in cash flow hedge fair value reserve
Effective portion of changes in fair value of cash flow hedges	18.8	5.3
Time value of options contracts excluded from hedge relationship	7.9	9.2
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	10.0	(1.4)
Tax impact	0.2	(0.5)
Other comprehensive income, net of income taxes	36.9	12.6
Currency translation adjustment	0.6	1.4
Other comprehensive income that may be reclassified to statement of earning (loss)	37.5	14.0
Total other comprehensive income	37.2	14.1
Comprehensive income (loss)	96.0	(383.9)
Comprehensive income (loss) attributable to:
Equity holders of IAMGOLD Corporation	79.8	(398.5)
Non-controlling interests	16.2	14.6
Comprehensive income (loss)	96.0	(383.9)
Continuing operations
Movement in cash flow hedge fair value reserve
Comprehensive income (loss)	91.9	(344.6)
Comprehensive income (loss) attributable to:
Comprehensive income (loss)	91.9	(344.6)
Discontinued operations
Movement in cash flow hedge fair value reserve
Comprehensive income (loss)	4.1	(39.3)
Comprehensive income (loss) attributable to:
Comprehensive income (loss)	$ 4.1	$ (39.3)